Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS[abstract="Valuation And Qualifying Accounts" [Abstract]
VALUATION AND QUALIFYING ACCOUNTS[abstract="Valuation And Qualifying Accounts"

CTS CORPORATION

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at Beginning of Period	Charged/ (Credit) to Expense	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands of dollars)
Year ended December 31, 2011
Allowance for doubtful accounts	$1,269	$(52)	$—	$(117)	$1,100
Inventory reserve provision	$6,565	$4,311	$—	$(3,030)	$7,846
Year ended December 31, 2010:
Allowance for doubtful accounts	$2,119	$(733)	$—	$(117)	$1,269
Inventory reserve provision	$6,951	$2,661	$—	$(3,047)	$6,565
Year ended December 31, 2009
Allowance for doubtful accounts	$2,165	$222	$—	$(268)	$2,119
Inventory reserve provision	$6,781	$1,752	$—	$(1,582)	$6,951